Asbestos - Asbestos Adjustments (Detail) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Change in estimates:
Change in actuarial estimate - asbestos liability			$ (152.1)	$ 44.7	$ 2.4
Change in actuarial estimate - insurance receivable			1.2	(8.2)	4.5
Change in estimate - AICF claims-handling costs			(0.5)	2.1	1.2
Subtotal - Change in estimates			(151.4)	38.6	8.1
(Loss) gain on foreign currency exchange			(3.9)	1.8	(2.6)
Asbestos research and education contribution			(1.1)	0.0	0.0
Total Asbestos Adjustments	$ (43.6)	$ (56.8)	$ (156.4)	$ 40.4	$ 5.5